Net Periodic Benefit Cost (Credit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Domestic Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$ 3,836		$ 3,861		$ 3,651
Discount rate	5.71%		6.21%		6.38%
Expected rate of return on plan assets	7.50%		8.00%		8.00%
Rate of compensation increase	3.50%		3.50%		3.50%
Components of net periodic benefit cost (credit):
Service cost	64	[1]	90	[1]	96
Interest cost	174	[1]	171	[1]	160
Expected return on assets	(282)		(303)		(295)
Amortization of:
Prior service cost (credit)	(16)		(14)		(14)
Net actuarial (gain) loss	109		71		26
Settlement (gain) loss					5
Curtailment (gain) loss	5
Other					(10)
Net periodic benefit cost (credit)	54		15		(32)	[2]
Foreign Pension Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	624		529		459
Discount rate	5.29%		5.74%		6.18%
Expected rate of return on plan assets	6.38%		6.69%		6.40%
Rate of compensation increase	4.47%		4.64%		4.11%
Components of net periodic benefit cost (credit):
Service cost	33	[1]	28	[1]	20
Interest cost	36	[1]	30	[1]	24
Expected return on assets	(43)		(37)		(32)
Amortization of:
Net actuarial (gain) loss	14		11		3
Other	(1)
Net periodic benefit cost (credit)	39		32		15
Domestic Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	78		76		77
Discount rate	5.71%		6.21%		6.38%
Expected rate of return on plan assets	7.50%		8.00%		8.00%
Rate of compensation increase	3.50%		3.50%		3.50%
Components of net periodic benefit cost (credit):
Service cost	2	[1]	2	[1]	2
Interest cost	13	[1]	14	[1]	16
Expected return on assets	(6)		(6)		(6)
Amortization of:
Net initial obligation (asset)	5		4		4
Prior service cost (credit)	(1)
Net actuarial (gain) loss	3		5		5
Net periodic benefit cost (credit)	16		19		21
Foreign Healthcare Benefits
Weighted-average assumptions as of Jan. 1:
Discount rate	5.40%		5.85%		6.25%
Amortization of:
Net actuarial (gain) loss	(1)		(1)		(1)
Net periodic benefit cost (credit)	$ (1)		$ (1)		$ (1)

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.
[2]	Includes discontinued operations.